TAXES, CHARGES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2022
TAXES, CHARGES AND CONTRIBUTIONS
TAXES, CHARGES AND CONTRIBUTIONS

18)  TAXES, CHARGES AND CONTRIBUTIONS

	12.31.22	12.31.21
Fistel (1)	2,421,789	1,425,048
ICMS	1,020,067	1,416,323
PIS and COFINS	238,992	229,481
Fust and Funttel	93,427	87,726
ISS, CIDE and other taxes	111,972	97,764
Total	3,886,247	3,256,342

Current	1,097,512	1,485,157
Non-current	2,788,735	1,771,185
(1)	Refers to the remaining balances for 2022, 2021 and 2020 which, according to decisions of the Federal Regional Court of the First Region, the payments are temporarily suspended.